Business Segment Information (Components of Segment Sales and Operating Revenue) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	¥ 8,999,360	¥ 8,259,885	¥ 8,665,687
Game & Network Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	2,604,713	1,919,760	2,224,622
Music
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	927,250	838,592	795,025
Pictures
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	757,580	1,010,714	985,270
Electronics Products & Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,902,887	1,969,880	2,303,167
Imaging & Sensing Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	937,859	985,259	770,622
Financial Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,661,520	1,299,847	1,274,708
All Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	196,517	214,999	299,806
Intersegment | Game & Network Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	51,565	57,791	86,250
Intersegment | Music
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	12,617	11,317	12,464
Intersegment | Pictures
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,187	1,140	1,603
Intersegment | Electronics Products & Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	17,843	21,388	17,461
Intersegment | Imaging & Sensing Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	74,638	85,317	108,708
Intersegment | Financial Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	7,401	7,901	7,831
Intersegment | All Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	32,736	36,421	45,931
Operating Segments | Game & Network Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	2,656,278	1,977,551	2,310,872
Operating Segments | Music
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	939,867	849,909	807,489
Operating Segments | Pictures
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	758,767	1,011,854	986,873
Operating Segments | Electronics Products & Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,920,730	1,991,268	2,320,628
Operating Segments | Imaging & Sensing Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,012,497	1,070,576	879,330
Operating Segments | Financial Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,668,921	1,307,748	1,282,539
Operating Segments | All Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	229,253	251,420	345,737
Corporate and Eliminations
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	¥ (186,953)	¥ (200,441)	¥ (267,781)